Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 239,297
Cost of Goods Sold	503,511
Gross Profit	(264,214)
Expenses:
General and Administrative	327,833	20,248
Depreciation and Amortization	38,022	97,545
Other General and Administrative
Total Operating Expenses	365,855	20,248
Income(Loss) From Operations	(630,069)	(20,248)
Other Income (Expenses)
Gain on Sale of Asset	1,095
Gain/(Loss) onDerivatives	586,213	1,439
Interest Expense	(15,579)	(13,926)
Total Other Income(Expenses)	602,886	12,487
Net income/(loss) Before Income Taxes	(27,183)	(32,375)
Income Tax Expense
Net Income/(Loss)	$ (27,183)	$ (117,641)
Net Gain/(Loss) Per Share - Basic	$ (0.00)	$ 0.00
Net Gain/(Loss) Per Share - Diluted	$ 0	$ 0.00
Weighted Average Number of Shares - Basic	157,200,567	357,235,811
Diluted	157,217,031	357,235,811